Significant Accounting Policies and Use of Estimates	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies and Use of Estimates

2. Significant Accounting Policies and Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP generally requires management to make estimates and assumptions that affect the reported amount of certain assets, liabilities, revenues, and expenses, and the related disclosure of contingent assets and liabilities. Specific accounts that require management estimates include determination of common stock, warrant and financial instruments at fair value, useful lives of property and equipment, including scooters and valuation allowance for deferred income taxes.

Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Reclassifications

Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current consolidated financial statement presentation. These reclassifications had no impact on net loss including stockholders’ deficit or cash flows as previously reported. In detail, the Company reclassified the Security deposit balance of $416 as of December 31, 2020, from Current assets to Other assets and the Intangible assets balance of $167 as of December 31, 2020, from Other assets to Intangible assets, net.

Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer, Salvatore Palella, is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance

For the year-ended December 31, 2020, the Company has determined to have operated in only one segment, the Mobility. While for the year ended December 31, 2021, the Company has determined that it operates in two operating segments, Mobility and Media. During the years ended December 31, 2021, and 2020, the Company generated revenues in US and Europe and as of December 31, 2021, and 2020, the Company had material assets located outside of the United States, mainly in Italy.

Revenue Recognition

All of the Company’s revenues are recognized in accordance with Accounting Standards Codification Topic 606 (“ASC 606”). We periodically reassess our revenue recognition policies as new offerings become material.

Mobility Revenues

During the year-ended December 31, 2020, and 2021, the Company generates revenues from its network of sharing electric vehicles that offer access to a variety of transportation options mainly through Helbiz Mobility Platform (“Mobility Revenues”). The company identified three revenue streams:

-	Pay per ride
-	Mobility Subscriptions
-	Partnerships fees
a)	Pay per ride and Mobility subscriptions: The Company applied the following steps:

1. Identification of the Contract, or Contracts, with a Customer. The Company considered the Terms of Conditions (“ToC”) accepted by riders in identifying the contracts. The ToC defines the fees charged, each party’s rights and obligations and payment terms.

Pay per ride - In accordance with the ToC, an agreement exists between the rider and the Company when the rider has the ability to use the unlocked vehicle. The duration of the contract is equal to the length of a single ride.

Mobility subscriptions - The contract exists when the customer accepts the ToC via the Mobility App and pays the monthly fees. The duration of the contract is 30 days.

2. Identification of the Performance Obligations in the Contract.

Pay per ride - each ride is considered a separate performance obligation as each transaction is capable of being distinct.

Mobility subscriptions – the Company has one performance obligation: the availability of electric vehicles in specific geofences.

3. Determination of the Transaction Price. The Company earns fees from the riders based on the sum of unlocking fee, and per minute fees or subscription fees. Based on the nature of each contract the entire amount of consideration received from the riders is included in the transaction price.

Sales Taxes: The Company excludes all sales taxes assessed by governmental authorities from the measurement of the transaction price. A liability is recorded upon completion of each ride.

Helbiz Wallet: The Company has short-term payables to Customers generated by pre-payments made by customers for future rides. The Company does not record any significant Financing Component given that the customer paid for the services in advance, and the timing of the transfer of those services is at the discretion of the customer.

4. Allocation of the Transaction Price to the Performance Obligations in the Contract. No allocation of the transaction price is required.

5. Recognition of Revenue when, or as, the Company Satisfies a Performance Obligation.

Pay per ride - The Company recognizes revenue upon completion of each ride as its performance obligation is satisfied.

Mobility subscriptions – The Company recognizes revenue on a straight-line basis over the subscription period.

i) Customer Credit: The Company does not have contractual provisions related to customer’s rights for services provided. However, the Company may issue, at its sole discretion, credits to customers for future rides when a customer is not satisfied by the services received. Credits are issued as Promotional Codes and they have a short expiration, usually within a week. The value of those credits is recorded as reduction of revenues when the credits are used by customers. Customer credits are not material to the Company’s operations.

ii) Chargebacks: The Company’s third-party payment processing provider processes chargebacks that are initiated by customers. The value of those credits is recorded as reduction of revenues when the chargeback is completed. Chargebacks are not material for years ended December 31, 2021, and 2020.

Revenue from Prepaid rides sold to customers are deferred and recognized when the ride takes place.

b)	Partnership fees: the partnership fees are mainly related to co-branding activities on Helbiz fleet and marketing campaigns on Mobility App. Those fees are recognized as revenues on a straight-line basis over the contractual period, in line with the satisfaction of the related performance obligations. During the contractual period, the Company is primarily responsible for fulfilling its obligations, which are: (i) to provide a space in the Mobility App visible by riders for the in-App marketing campaigns, or (ii) to co-brand the electric vehicles, for the co-branding activities.

Media Revenues

During 2021, the Company decided to enter into a new business line: the international distribution and broadcasting of media contents, including live sports events. As a result, the Company recorded revenues in the following streams:

-	Commercialization of Media rights (B2B)
-	Live Subscriptions (B2C)
-	Advertising fees
a)	Commercialization of Media rights (B2B): Media Revenues are mainly composed by international commercialization and distribution of media contents to media partners, in the Business to Business (“B2B") environment. In detail, the Company recorded revenues in connection with the commercialization of the rights to broadcast, outside of Italy, the Italian Lega Serie BKT football (“LNPB”).

The Company applied the following steps to achieve the core principle of ASC 606.

1. Identification of the Contract, or Contracts, with a Customer. The Company has signed an agreement with each media partner, who operates in the broadcast and media market.

2. Identification of the Performance Obligations in the Contract. The Company is responsible for delivering the media contents to the media partner. As a result, the Company identified only one performance obligation: the delivery of media contents to the media partner.

3. Determination of the Transaction Price. The Company analyzed the following criteria, using management judgement, to determine if the Company is acting as Principal or Agent in those transactions.

i) Controlling the goods or services before it is transferred to customers. The Company, in all active agreements, is the only entity responsible for providing the service to the media partners. In detail, the Company obtained the media contents rights from LNPB and controlled the rights, before entering into agreements with media partners. Additionally, based on the service agreements, the Company is the only responsible for providing the media contents to the media partners.

ii) Inventory Risk. ASC 606 clarifies that an entity might have inventory risk in a service arrangement if it is committed to pay the service provider even if the entity is unable to identify a customer to purchase the service. As described in the criteria “Controlling the goods or services before it is transferred to customers” the Company obtained the audiovisual rights from LNPB before entering into agreements with media partners.

iii) Discretion in establishing prices. Based on the agreement with LNPB, the Company has full discretion in determining the price and payment terms.

The Company concluded that it acts as Principal in those service agreements as it obtained control over the media content rights, it has inventory risk, and it has discretion in establishing the prices. As result, the Company is entitled to recognize the gross selling price as transaction price.

In addition, the Company excludes all sales taxes and withholding taxes required by governmental authorities from the measurement of the transaction price.

4. Allocation of the Transaction Price to the Performance Obligations in the Contract. As explained above, 2. Identification of the Performance Obligations in the Contract, the Company determined that the contract contains only one performance obligation, as a result, there is no allocation of the transaction price.

5. Recognition of Revenue when, or as, the Company Satisfies a Performance Obligation. The Company identified one performance obligation: the delivery of media contents. Revenues are recognized ratably over the licensing period in conjunction with the distribution of the media contents to the media partners.

b)	Live subscriptions (B2C): For the broadcasting of the media contents, the Company entered not only in the B2B environment but also in the Business to Customer (“B2C”) environment, through the launch of its entertainment App, Helbiz Live. In this environment, the subscriptions revenues are related to agreements with final customers. In detail, every time the customers accept the Terms of Conditions (“ToC”), included in the Helbiz Live App, and pay the monthly or annual fees the Company identified the presence of a formal agreement. The performance obligation related to the mentioned agreements is represented by the availability of the media contents to the final customer. As a result, in accordance with the principles described by ASC 606 “Revenue Requirements from Subscription Business”, the Company recognizes revenues over time by measuring the progress of occurrence of the media contents, toward complete satisfaction of the performance obligation.
c)	Advertising Fees: The advertising revenues are related to agreements with partners for advertising activities in the Company’s entertainment App: Helbiz Live. Those fees are recognized as revenues on a straight-line basis over the contractual period with the partner, in line with the satisfaction of the related performance obligation. In detail, the Company is only responsible for fulfilling its obligation to provide a space in the Helbiz Live App, during the live contents.

Other revenues

The Company also generated revenues from food delivery offerings and from a licensing agreement. Those fees are recognized as revenues on a straight-line basis over the contractual period, in line with the satisfaction of the related performance obligations, as defined in ASC 606.

Cost of revenues

Cost of revenues primarily consists of operative costs related to the Mobility and Live offerings.

-	Costs incurred in connection to Mobility offerings include but is not limited to: personnel-related costs, credit card processing fees, battery charging costs, electric vehicles repair and maintenance costs, van and warehouses under operating leases, data center and networking expenses, mobile device and service costs, ride insurance costs, depreciation of rental vehicles, amortization of platform development costs, amortization of Government relationships acquired through the acquisition of MiMoto, and certain direct costs and amortization related to the obtainment of operating licenses.

-	Costs incurred in connection to Live offerings includes contents licensing, access cost, licensing and credit cards processing fees.

Research and development

Research and development expenses primarily consist of personnel-related compensation costs for employees in engineering and product development, both internal and external. Such expenses include costs related to the Company’s technology initiatives, as well as expenses associated with ongoing improvements to existing products and platforms. Research and development expenses are expensed as incurred.

Sales and marketing

Sales and marketing expenses primarily consist of advertising expenses, business development expenses, customer support costs, product marketing costs, personnel-related compensation costs and depreciation expense of customer relationship acquired with the MiMoto’s acquisition. Sales and marketing costs are expensed as incurred.

General and administrative

General and administrative expenses primarily consist of personnel-related compensation costs, professional service fees, bank fees, depreciation expense of property and equipment other than rental vehicles or related to them, offices rent, administrative fees, D&O insurance, and other corporate costs.

Income Taxes

Deferred income taxes are recorded for the expected tax consequences of temporary differences between the tax basis of assets and liabilities for financial reporting purposes and amounts recognized for income tax purposes. The Company periodically reviews the recoverability of deferred tax assets recorded on the consolidated balance sheet and provides valuation allowances as deemed necessary to reduce such deferred tax assets to the amount that will, more likely than not, be realized. A full valuation allowance was recorded against the deferred tax assets as of December 31, 2021, and 2020.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies. In the event that the Company changes its determination of the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to income tax expense in the period in which such determination is made.

The amount of deferred tax provided is calculated using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

A two-step approach is applied in the recognition and measurement of uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company’s policy is to recognize interest and penalty expenses associated with uncertain tax positions as a component of income tax expense in the Consolidated statements of operations and comprehensive loss. As of December 31, 2021, and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statements of operations and comprehensive loss.

Stock-Based Compensation

The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of GAAP, which requires compensation cost for the grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company accounts for forfeitures when they occur. The fair value of stock-based awards, granted or modified, is determined on the grant date at fair value, using appropriate valuation techniques.

Service-Based Awards

The Company records stock-based compensation expense for service-based stock options and restricted stock on a straight-line basis over the requisite service period. For stock options with only service-based vesting conditions, the Company utilizes Black-Scholes option-pricing model as valuation model, which incorporates the following assumptions:

-	Expected stock price volatility: the Company estimates the volatility of common stock on the date of grant based on the weighted-average historical stock price volatility of its own shares or comparable publicly traded companies in our industry group.

-	Expected term: it represents the period of time that the options are expected to be outstanding and is estimated using the midpoint between the requisite service period and the contractual term of the option.
-	Risk-free interest rate: based on the U.S. Treasury yield curve in effect at the time of grant with a term equal to the expected term.
-	Expected dividend yield: the Company has not paid and do not anticipate paying dividends on common stock, as a result is 0.0%.

For restricted stock, granted under the employee stock purchase plan, subject only to a service condition for vesting, the Company measures the awards based on the market price of its common stock at the grant date.

Performance-Based Awards

The Company has granted common stock that vest upon the satisfaction of a performance condition. The performance-based conditions generally are satisfied upon achieving specified performance targets, such as our financial or operating metrics, and/or the occurrence of a qualifying event, defined as the earlier of (i) the closing of certain specific liquidation or change in control transactions, or (ii) an initial public offering (“IPO”). The Company records stock-based compensation expense for performance-based equity awards only if performance-based conditions are considered probable to be satisfied.

Market-Based Awards

We have granted stock options that vest only upon the satisfaction of all the following conditions: service-based conditions, performance-based conditions, and market-based conditions. The performance-based condition is satisfied upon achieving specified performance targets, such as the occurrence of a qualifying event, as described above for performance-based awards. The market-based conditions are satisfied upon the achievement of specified Company’s market valuations.

For market-based awards, the Company determined the Business Combination date as the grant-date of the award. At the grant-date, the Company measured the fair value of the awards utilizing a Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, expected term, risk-free interest rates, expected date of a qualifying event, and expected capital raise percentage. The Company estimated the volatility of common stock on the date of grant based on the weighted-average historical stock price volatility of comparable publicly traded companies in its industry group. The Company estimated the expected term based on various exercise scenarios. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.

The Company recorded stock-based compensation expense for market-based equity awards such as stock options on an accelerated attribution method over the requisite service period, and only if performance-based conditions are considered probable to be satisfied. We determine the requisite service period by comparing the derived service period to achieve the market-based condition and the explicit service-based period, using the longer of the two service periods as the requisite service period.

Concentration of Credit Risk

Cash and cash equivalents, restricted cash are potentially subject to credit risk concentration. Cash and cash equivalents and restricted cash consist of cash deposits which typically exceed insured limits and are placed with international financial institutions. The Company has not experienced any material losses related to these concentrations during the periods presented.

Cash and Cash Equivalents

The Company maintains cash in bank deposits in different currencies, mainly the U.S. Dollar and Euro.

Foreign Currency

The Company has operations in foreign countries whose functional currency is the local currency. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenue and expenses are translated at the average exchange rate applicable during the period. Translation gains and losses are included as a component of accumulated other comprehensive loss in stockholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in other income and expenses in the accompanying consolidated statements of operations and comprehensive loss when incurred.

Property and Equipment

Property and equipment consist of equipment, computers and software, furniture and fixtures, and rental escooters, ebikes and emopeds. Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using a straight-line method over the estimated useful life of the related asset. Depreciation for property and equipment commences once they are ready for our intended use. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the consolidated statement of operations in the period realized.

The table below, shows the useful lives for the depreciation calculation using the straight-line method:

Equipment	5 years
Computers and Software	3 years
Furniture and fixtures	7 years
Rental ebikes	2 years
Rental escooters	1 – 1.5 years
Rental emopeds	4 years

Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining term of the lease, or the useful life of the assets.

Vehicle Deposits

Vehicle Deposits consist of capital advances made in connection to purchase orders submitted to vehicle’s manufacturers. The Company analyzed the nature of the deposits and classified as non-current assets the deposits expected to be converted into fixed assets, such as new Mobility vehicles.

Acquisitions

The Company accounts for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting. In detail, the acquisition method required that the purchase price of the acquisition is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not subject to amortization but is tested for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of the reporting unit may be in excess of its fair value. As part of the annual goodwill impairment test, the Company first performs a qualitative assessment to determine whether further impairment testing is necessary. If, as a result of its qualitative assessment, it is more-likely-than-not that the fair value of the Company’s reporting unit is less than its carrying amount, the quantitative impairment test will be required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. During the annual qualitative assessment, no impairment loss has been identified for the periods presented.

Intangible assets, net

Intangible assets are carried at cost and amortized on a straight-line basis over their estimated useful lives, which range from one to three years. Intangible assets resulting from the acquisition of entities are accounted for using the purchase method of accounting based on management’s estimate of the fair value of assets received.

Intangible assets, net is mainly composed by operating permits and licenses awarded by the Company, which allow the Company to operate operating the sharing business. The Company tests intangible assets for impairment whenever events or changes in circumstances (qualitative indicators) indicate that intangible assets might be impaired.

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment and intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Such events and changes may include: significant changes in performance relative to expected operating results, changes in asset use, negative industry or economic trends, and changes in the Company’s business strategy. The Company measures recoverability of these assets first by comparing the carrying amounts to the future undiscounted cash flows that the assets or the asset group are expected to generate. If such assets or asset groups are considered to be impaired, an impairment loss would be recognized if the carrying amount of the asset exceeds the fair value of the asset.

Fair Value of Financial Instruments and Fair Value Measurements

The Company determines the fair value of financial assets and liabilities using the fair value hierarchy established in the accounting standards. The hierarchy describes three levels of inputs that may be used to measure fair value, as follows:

Level 1 — Quoted prices in active markets for identical assets and liabilities.

Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3— Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, warrants, convertible debts, equity compensation, common stocks, promissory notes, and accounts payable. Management believes that the carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and short-term debts approximate the fair value due to the short-term nature of those instruments. Warrants are classified as Level 3 in the fair value hierarchy as they are valued using significant unobservable inputs or data in inactive markets. The Company uses a third-party valuation specialist to assist management in its determination of the fair value of its Level 3. These fair value measurements are highly sensitive to changes in these significant unobservable inputs and significant changes in these inputs would result in a significantly higher or lower fair value.

The fair value of the shares of common stock underlying the stock option has historically been determined by using a third-party valuation specialist to assist management in its determination. Management determines the fair value of the Company’s common stock by considering a number of objective and subjective factors including: the valuation of comparable companies, sales of redeemable convertible preferred stock to unrelated third parties, the Company’s operating and financial performance, the lack of liquidity of common stock, and general and industry specific economic outlook, amongst other factors.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability, and whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and subsequently remeasured at each balance sheet date thereafter.

Financial Liabilities

The Company accounts Financial Liabilities between Current and Non-current liabilities based on the re-payment terms and conditions.

At the issuance of each financial instrument the Company evaluates the presence of: embedded derivatives, beneficial conversion features, other instruments issued in conjunction of the financial transactions such as warrants. In case the Company identified more than one financial instrument or embedded derivatives, the Company allocates the gross proceeds, at issuance date. For subsequent measurement of embedded derivatives and warrants classified as liability the Company followed the applicable authoritative guidance which required subsequent adjustments of the instruments at fair value with impact on the Consolidated Statement of Operations.

Net Loss Per Share Attributable to Common Stockholders

The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class method determines net income (loss) per common share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in the Company’s losses.

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, net of shares of common stock held in escrow account. The diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Accounting Pronouncement Adopted in the Current Year

In January 2020, the FASB issued ASU No. 2020-01, "Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815", which clarifies the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting under Topic 323, and the accounting for certain forward contracts and purchased options accounted for under Topic 815. Effective on January 1, 2021, the Company adopted this standard, which did not have a material impact on the consolidated financial statements.

Accounting Pronouncements Issued but Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. The lease assets and liabilities to be recognized are both measured initially based on the present value of the lease payments. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. The Company plans to adopt this standard as of the effective date for private companies using the modified retrospective approach of all leases entered into before the effective date. While the Company is currently reviewing its lease portfolio and evaluating and interpreting the requirements under the new guidance, including available accounting policy elections, it expects that its non-cancellable operating lease commitments will be subject to the new guidance and recognized as right-of-use assets and operating lease liabilities on the Company’s consolidated balance sheets. The Company is currently assessing the impact of this accounting standard on its shared vehicles revenues and rental leases.

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for convertible instruments by eliminating the requirement to separate embedded conversion features from the host contract when the conversion features are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. By removing the separation model, a convertible debt instrument will be reported as a single liability instrument with no separate accounting for embedded conversion features. This new standard also removes certain settlement conditions that are required for contracts to qualify for equity classification and simplifies the diluted earnings per share calculations by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in diluted earnings per share calculations. This new standard will be effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years with early adoption permitted. The Company will adopt this standard effective January 1, 2022, using the modified retrospective method. In the consolidated balance sheets, the adoption of this new guidance is estimated to result in:

-	an increase of approximately $3.4 million to the total carrying value of the convertible notes to reflect the full principal amount of the convertible notes outstanding net of issuance costs,
-	a reduction of approximately $4.2 million to additional paid-in capital to remove the equity component separately recorded for the beneficial conversion features associated with the convertible notes, and
-	a cumulative-effect adjustment of approximately $0.8 million to the beginning balance of accumulated deficit as of January 1, 2022.

In May 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, (“ASU 2021-04”) which clarifies the accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. Specifically, ASU 2021-04 requires the issuer to treat a modification of an equity-classified warrant as an exchange of the original warrant. The difference between the fair value of the modified warrant and the fair value of the warrant immediately before modification is then recognized as an issuance cost or discount of the related transaction. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. ASU 2021-04 should be applied prospectively to modifications or exchanges occurring after the effective date. Either the full or modified retrospective adoption method is allowed. The Company is currently assessing the impact of adopting this standard on the consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-8, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, creating an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. In addition, the amendments clarify that all contracts requiring the recognition of assets and liabilities in accordance with the guidance in ASC 606, such as contract liabilities derived from the sale of nonfinancial assets within the scope of ASC 610-20, Gains and Losses from the Derecognition of Nonfinancial Assets, fall within the scope of the amended guidance in ASC 805. This new standard will be effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard on the consolidated financial statements.